FEDERATED INCOME SECURITIES TRUST


                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 June 29, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE: FEDERATED INCOME SECURITIES TRUST (the "Trust" or "Registrant")
            Federated Short-Term Income Fund
                  Class A Shares
                  Class Y shares
                  Institutional Shares
                  Institutional Service Shares
            Federated Intermediate Corporate Bond Fund
                  Institutional Shares
                  Institutional Service Shares
            1933 Act File No. 33-3164
            1940 Act File No. 811-4577

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective amendment No. 71 on June 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                 Very truly yours,



                                                 /s/ Andrew P. Cross
                                                 Andrew P. Cross
                                                 Assistant Secretary











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